Movement of Balances of Group's Contingent Consideration Measured at Fair Value with Level 3 Inputs on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amounts with contingency resolved	$ (474)
Contingent consideration payable recorded in connection with acquisition of Clickpro (Note 3)		3,297
Changes in fair value	(654)
Balance at December 31, 2011		3,297
Exchange difference	68
Balance at December 31, 2012	$ 2,237